Prospectus Supplement

February 21, 2008

The Universal Institutional Funds, Inc.

Supplement dated February 21, 2008 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2007 of:

Equity Growth Portfolio (Class I)

Effective May 1, 2008, the Board of Directors of The Universal Institutional Funds, Inc. has approved changing the name of the Equity Growth Portfolio (the “Portfolio”) to “Capital Growth Portfolio.” In connection with the name change, the Portfolio will no longer be required to invest at least 80% of its assets in equity securities. In connection with these changes, the revisions to the Prospectus set forth below will take effect on May 1, 2008.

The Prospectus is hereby supplemented as follows:

(1)	The name of the Portfolio is hereby changed to “Capital Growth Portfolio.” All references in the Prospectus to “Equity Growth Portfolio” are hereby changed to “Capital Growth Portfolio.”

(2)	The second and third sentences of the second paragraph of the section of the Prospectus entitled “Investment Summary – Equity Growth Portfolio – Process” are hereby deleted.

UIFEGPROISPT1

Please retain this supplement for future reference.

Prospectus Supplement

February 21, 2008

The Universal Institutional Funds, Inc.

Supplement dated February 21, 2008 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2007 of:

Equity Growth Portfolio (Class II)

Effective May 1, 2008, the Board of Directors of The Universal Institutional Funds, Inc. has approved changing the name of the Equity Growth Portfolio (the “Portfolio”) to “Capital Growth Portfolio.” In connection with the name change, the Portfolio will no longer be required to invest at least 80% of its assets in equity securities. In connection with these changes, the revisions to the Prospectus set forth below will take effect on May 1, 2008.

The Prospectus is hereby supplemented as follows:

(1)	The name of the Portfolio is hereby changed to “Capital Growth Portfolio.” All references in the Prospectus to “Equity Growth Portfolio” are hereby changed to “Capital Growth Portfolio.”

(2)	The second and third sentences of the second paragraph of the section of the Prospectus entitled “Investment Summary – Equity Growth Portfolio – Process” are hereby deleted.

UIFEGPROIISPT1

Please retain this supplement for future reference.